Operating Segments and Geographical Information - Schedule of Revenue by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Region [Line Items]
Revenue by region	$ 103,527	$ 77,980
Israel [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	1,327	1,096
United States [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	29,305	17,543
France [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	26,480	35,753
Rest of Europe [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	30,023	16,936
Asia [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	12,190	3,572
Rest of world [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	$ 4,202	$ 3,080